Condensed Consolidated Balance Sheets (Unaudited) - USD ($)		Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents		$ 184,099,000	$ 131,018,000
Marketable securities		986,000
Accounts receivable, net of allowance of $1,389 and $2,663, respectively		184,225,000	108,578,000
Net investment in finance leases, net of allowance of $86 and $169, respectively		110,397,000	78,459,000
Container leaseback financing receivable, net of allowance of $38 and $98, respectively		29,865,000	27,076,000
Trading containers		18,850,000	9,375,000
Containers held for sale		7,405,000	15,629,000
Prepaid expenses and other current assets		14,049,000	13,713,000
Due from affiliates, net		2,770,000	1,509,000
Total current assets		552,646,000	385,357,000
Restricted cash		76,955,000	74,147,000
Marketable securities		3,240,000
Containers, net of accumulated depreciation of $1,789,718 and $1,619,591, respectively		4,693,533,000	4,125,052,000
Net investment in finance leases, net of allowance of $610 and $1,164, respectively		1,591,858,000	801,501,000
Container leaseback financing receivable, net of allowance of $84 and $326, respectively		331,808,000	336,792,000
Derivative instruments		2,514,000	47,000
Deferred taxes		1,151,000	1,153,000
Other assets	[1]	14,440,000	17,327,000
Total assets		7,268,145,000	5,741,376,000
Current liabilities:
Accounts payable and accrued expenses		22,248,000	24,385,000
Container contracts payable		282,794,000	231,647,000
Other liabilities		4,841,000	2,288,000
Due to container investors, net		18,188,000	18,697,000
Debt, net of unamortized costs of $8,101 and $8,043, respectively		346,287,000	408,365,000
Total current liabilities		674,358,000	685,382,000
Debt, net of unamortized costs of $28,501 and $18,639, respectively		4,799,995,000	3,706,979,000
Derivative instruments		3,671,000	29,235,000
Income tax payable		10,466,000	10,047,000
Deferred taxes		7,405,000	6,491,000
Other liabilities		40,396,000	16,524,000
Total liabilities		5,536,291,000	4,454,658,000
Textainer Group Holdings Limited shareholders' equity:
Preferred shares
Common shares, $0.01 par value. Authorized 140,000,000 shares; 59,183,228 shares issued and 49,252,536 shares outstanding at 2021; 58,740,919 shares issued and 50,495,789 shares outstanding at 2020		592,000	587,000
Treasury shares, at cost, 9,930,692 and 8,245,130 shares, respectively		132,028,000	86,239,000
Additional paid-in capital		424,273,000	416,609,000
Accumulated other comprehensive loss		(1,379,000)	(9,744,000)
Retained earnings		1,140,396,000	938,395,000
Total Textainer Group Holdings Limited shareholders’ equity		1,731,854,000	1,259,608,000
Noncontrolling interest		0	27,110,000
Total equity		1,731,854,000	1,286,718,000
Total liabilities and equity		7,268,145,000	$ 5,741,376,000
Series A Preferred Shares
Textainer Group Holdings Limited shareholders' equity:
Preferred shares		150,000,000
Series B Preferred Shares
Textainer Group Holdings Limited shareholders' equity:
Preferred shares		$ 150,000,000

[1]	Amount for the year ended December 31, 2020 has been reclassified to conform with the 2021 presentation (see Note 2 (g) “Reclassifications and Changes in Presentation”).